Supplementary Financial Statements Information - Schedule of Property and Equipment Located (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment Located [Line Items]
Property and equipment	$ 47,614	$ 51,795
Israel [Member]
Schedule of Property and Equipment Located [Line Items]
Property and equipment	45,772	44,361
United States [Member]
Schedule of Property and Equipment Located [Line Items]
Property and equipment	828	2,992
Europe [Member]
Schedule of Property and Equipment Located [Line Items]
Property and equipment	641	924
Japan [Member]
Schedule of Property and Equipment Located [Line Items]
Property and equipment	126	129
Other [Member]
Schedule of Property and Equipment Located [Line Items]
Property and equipment	$ 247	$ 3,389